INVESTMENT IN A JOINT VENTURE - Summarized financial information of the joint venture (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2019 USD ($)
Disclosure of joint ventures [line items]
Current assets	¥ 205,945		¥ 191,151				$ 29,582
Non-current assets	551,786		495,230				79,259
Current liabilities	91,249		74,157				13,107
Non-current liabilities	218,256		192,314				$ 31,350
Revenue	233,199	$ 33,497	227,711		¥ 186,971
Depreciation, depletion and amortization	(57,699)	(8,288)	(50,838)		(61,442)
Interest income	1,067	153	798		655
Finance costs	(5,865)	(842)	(5,162)		(5,121)
Profit/(loss) before tax	85,649	12,303	75,157		36,387
Income tax (expense)/credit	(24,604)	(3,534)	(22,482)		(11,668)
Profit/(loss) after tax	61,045		52,675		24,719
Total comprehensive (expense)/income	62,618		61,687		14,146
Dividends received from a joint venture	172	25	132		243
Joint ventures [member]
Disclosure of joint ventures [line items]
Current assets	10,742		12,054
Non-current assets	49,417		47,116
Current liabilities	(7,616)		(6,851)
Non-current liabilities	(10,589)		(11,783)
Revenue	18,178		18,661		29,879
Depreciation, depletion and amortization	(3,195)		(3,446)		(3,742)
Interest income	140		95		313
Finance costs	(822)		(518)		(550)
Profit/(loss) before tax	1,961		(17,816)		2,215
Income tax (expense)/credit	(875)		6,630		(1,109)
Profit/(loss) after tax	1,086		(11,186)		1,106
Total comprehensive (expense)/income	1,086		(11,186)		1,106
Dividends received from a joint venture	¥ 172	$ 25	¥ 132	$ 20	¥ 243	$ 36